Related party transactions and balances - Schedule of Key management personnel of the Group comprise the directors (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee
Related party transactions and balances
Short-term employee benefits	$ 1,900,084	$ 1,287,379	$ 652,175
Provision for end of service benefits	271,009	99,487	32,399
Share-based payments	201,932	13,360,206	829,746
Compensation of key management personnel	$ 2,373,025	$ 14,747,072	$ 1,514,320
No. of key management | employee	7	7	6